Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 3,851	$ 2,692
Interest cost	6,760	6,492
Expected return on plan assets	(3,400)	(3,825)
Amortization of unrealized losses	6,392	4,373
Net periodic benefit costs	$ 13,603	$ 9,732